Quarterly Holdings Report
for
Fidelity Freedom® Blend 2045 Fund
December 31, 2025
FBF-Y45-NPRT3-0226
1.9892476.107
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	225,163	1,706,734
Fidelity Series Emerging Markets Debt Fund (b)	2,381,972	20,318,223
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	601,737	5,740,567
Fidelity Series Floating Rate High Income Fund (b)	390,059	3,432,521
Fidelity Series High Income Fund (b)	2,235,858	19,921,497
Fidelity Series International Developed Markets Bond Index Fund (b)	4,661,354	39,528,281
Fidelity Series Long-Term Treasury Bond Index Fund (b)	27,003,364	145,548,133
Fidelity Series Real Estate Income Fund (b)	345,974	3,497,799
TOTAL BOND FUNDS (Cost $258,663,838)		239,693,755

Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	22,030,767	506,267,014
Fidelity Series Commodity Strategy Fund (b)	278,437	26,938,819
Fidelity Series Large Cap Growth Index Fund (b)	10,870,012	324,143,766
Fidelity Series Large Cap Stock Fund (b)	11,520,569	307,599,199
Fidelity Series Large Cap Value Index Fund (b)	33,520,844	611,084,983
Fidelity Series Small Cap Core Fund (b)	9,601,819	129,816,590
Fidelity Series Small Cap Opportunities Fund (b)	3,892,140	63,130,518
Fidelity Series Value Discovery Fund (b)	12,880,416	219,353,484
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,625,558,518)		2,188,334,373

International Equity Funds - 39.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	7,379,333	145,741,823
Fidelity Series Emerging Markets Fund (b)	8,387,607	98,470,507
Fidelity Series Emerging Markets Opportunities Fund (b)	16,063,183	395,957,457
Fidelity Series International Growth Fund (b)	13,783,865	263,409,660
Fidelity Series International Index Fund (b)	6,613,836	99,935,055
Fidelity Series International Small Cap Fund (b)	2,641,427	47,255,128
Fidelity Series International Value Fund (b)	16,989,808	265,041,013
Fidelity Series Overseas Fund (b)	17,653,631	263,568,708
Fidelity Series Select International Small Cap Fund (b)	235,616	3,256,206
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,259,607,366)		1,582,635,557

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (b) (Cost $9,856,177)	990,571	9,866,083

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	280,000	279,642
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	2,890,000	2,884,295
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,570,000	3,560,572
US Treasury Bills 0% 1/8/2026 (d)	3.89	1,880,000	1,878,912
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	1,570,000	1,561,392
US Treasury Bills 0% 3/12/2026 (d)	3.64	60,000	59,592
US Treasury Bills 0% 3/19/2026 (d)	3.56	630,000	625,310
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	900,000	894,521
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,741,310)			11,744,236

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	4,984,188	4,985,185
Fidelity Series Government Money Market Fund (b)(f)	3.84	3,716,057	3,716,057
TOTAL MONEY MARKET FUNDS (Cost $8,701,413)			8,701,242

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,174,128,622)	4,040,975,246
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,327,377)
NET ASSETS - 100.0%	4,039,647,869

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	133	3/2026	19,298,965	45,041

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,173	3/2026	134,620,078	(681,370)
CBOT US Treasury Long Bond Contracts (United States)	754	3/2026	86,874,938	(997,902)

TOTAL INTEREST RATE CONTRACTS				(1,679,272)

TOTAL LONG				(1,634,231)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	330	3/2026	41,217,000	776,035
CME E-Mini S&P 500 Index Contracts (United States)	113	3/2026	38,942,625	24,537
ICE MSCI Emerging Markets Index Contracts (United States)	8	3/2026	564,560	100

TOTAL SHORT				800,672

TOTAL FUTURES CONTRACTS				(833,559)
The notional amount of long futures as a percentage of Net Assets is 6.0%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,744,236.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,011,438	62,928,804	68,955,017	187,523	131	(171)	4,985,185	4,984,188	0.0%
Total	11,011,438	62,928,804	68,955,017	187,523	131	(171)	4,985,185

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,570,210	299,584	126,977	73,354	(21,891)	(14,192)	1,706,734	225,163
Fidelity Series Blue Chip Growth Fund	383,454,121	71,206,742	76,481,729	18,696,892	752,721	127,335,159	506,267,014	22,030,767
Fidelity Series Canada Fund	89,296,584	40,367,222	6,674,571	2,996,010	26,801	22,725,787	145,741,823	7,379,333
Fidelity Series Commodity Strategy Fund	6,302,929	21,182,052	914,682	207,300	(10,839)	379,359	26,938,819	278,437
Fidelity Series Corporate Bond Fund	31,481	226,457	263,811	3,605	5,730	143	-	-
Fidelity Series Emerging Markets Debt Fund	16,631,956	3,561,812	1,163,778	877,854	(36,628)	1,324,861	20,318,223	2,381,972
Fidelity Series Emerging Markets Debt Local Currency Fund	4,796,122	906,820	296,205	381,412	(396)	334,226	5,740,567	601,737
Fidelity Series Emerging Markets Fund	76,370,699	13,055,134	13,483,530	2,410,611	728,741	21,799,463	98,470,507	8,387,607
Fidelity Series Emerging Markets Opportunities Fund	305,667,434	50,069,828	51,768,349	10,056,856	2,978,266	89,010,278	395,957,457	16,063,183
Fidelity Series Floating Rate High Income Fund	3,082,798	576,020	211,620	198,977	(3,783)	(10,894)	3,432,521	390,059
Fidelity Series Government Bond Index Fund	163,151	820,119	989,170	3,599	6,329	(429)	-	-
Fidelity Series Government Money Market Fund	-	3,719,625	3,568	10,887	-	-	3,716,057	3,716,057
Fidelity Series High Income Fund	16,912,555	3,393,139	1,137,090	1,047,427	19,508	733,385	19,921,497	2,235,858
Fidelity Series International Developed Markets Bond Index Fund	29,975,351	13,073,910	2,905,462	1,365,089	(52,467)	(563,051)	39,528,281	4,661,354
Fidelity Series International Growth Fund	207,709,337	55,399,744	14,595,803	21,267,198	(278,093)	15,174,475	263,409,660	13,783,865
Fidelity Series International Index Fund	79,397,175	13,288,702	7,690,382	3,410,159	129,531	14,810,029	99,935,055	6,613,836
Fidelity Series International Small Cap Fund	40,791,110	10,925,185	7,386,241	6,414,643	(99,918)	3,024,992	47,255,128	2,641,427
Fidelity Series International Value Fund	219,616,544	52,499,293	40,491,327	27,526,865	1,428,530	31,987,973	265,041,013	16,989,808
Fidelity Series Investment Grade Bond Fund	109,248	771,176	891,380	4,965	11,063	(107)	-	-
Fidelity Series Investment Grade Securitized Fund	31,580	220,277	252,614	3,225	723	34	-	-
Fidelity Series Large Cap Growth Index Fund	244,135,065	40,770,699	35,888,418	3,147,869	899,537	74,226,883	324,143,766	10,870,012
Fidelity Series Large Cap Stock Fund	224,841,922	66,228,618	28,549,489	28,445,292	126,137	44,952,011	307,599,199	11,520,569
Fidelity Series Large Cap Value Index Fund	474,666,211	135,660,310	50,597,758	21,030,912	83,773	51,272,447	611,084,983	33,520,844
Fidelity Series Long-Term Treasury Bond Index Fund	136,341,875	33,413,787	21,173,649	4,198,328	(4,641,678)	1,607,798	145,548,133	27,003,364
Fidelity Series Overseas Fund	208,540,364	60,604,685	12,796,387	22,415,044	(528,001)	7,748,047	263,568,708	17,653,631
Fidelity Series Real Estate Income Fund	3,137,559	540,072	222,770	168,287	(4,683)	47,621	3,497,799	345,974
Fidelity Series Select International Small Cap Fund	568,107	2,321,775	82,877	90,743	2,736	446,465	3,256,206	235,616
Fidelity Series Small Cap Core Fund	109,602,981	9,004,658	16,465,388	1,074,681	649,281	27,025,058	129,816,590	9,601,819
Fidelity Series Small Cap Opportunities Fund	48,734,798	7,848,197	4,423,238	2,771,579	21,311	10,949,450	63,130,518	3,892,140
Fidelity Series Treasury Bill Index Fund	-	10,156,631	300,678	30,959	224	9,906	9,866,083	990,571
Fidelity Series Value Discovery Fund	171,296,956	52,528,406	21,060,283	12,310,984	266,860	16,321,545	219,353,484	12,880,416
	3,103,776,223	774,640,679	419,289,224	192,641,606	2,459,425	562,658,722	4,024,245,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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